Income Taxes - Summary of Activity Related to Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Balance at January 1	$ 65,111	$ 67,015
Increases related to current year tax positions	2,366	3,477
Increases related to prior year tax positions	2,629	3,107
Decreases related to prior year tax positions		(6,443)
Expiration of statute of limitations for the assessment of taxes	(2,971)	(2,045)
Balance at December 31	$ 67,135	$ 65,111